COST OF SALES - Disclosure of production costs by nature of expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Expenses By Nature [Line Items]
Salaries and benefits	$ 1,639
Consultants and contractors	5,006
Utilities and other services	952
Supplies and consumables	3,482
Maintenance and mechanical	805
Office and other supplies	235
Production costs	$ 12,119